UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22429
(Investment Company Act File Number)

Institutional Investor Trust
(Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

Corporation Service Company, 84 State Street, Boston, MA 02109
(Name and Address of Agent for Service)

941-493-3600
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

September 30, 2013
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedule of investments for the specified reporting period is filed herewith.

Sector Allocation Model Fund
Schedule of Investments
September 30, 2013
(Unaudited)

EXCHANGE TRADED FUNDS: 98.19%	Shares	Value
Materials (12.26%) Materials Select Sector SPDR (XLB)	255,120	$10,717,591
Energy (12.27%) Energy Select Sector SPDR (XLE)	129,381	10,726,849
Financial (12.12%) Financial Select Sector SPDR (XLF)	532,349	10,596,407
Industrial (12.29%) Industrial Select Sector SPDR (XLI)	231,542	10,744,706
Technology (12.29%) Technology Select Sector SPDR (XLK)	335,438	10,747,434
Utilities (12.38%) Utilities Select Sector SPDR (XLU)	289,721	10,826,584
Health Care (12.21%) Health Care Select Sector SPDR (XLV)	210,966	10,672,770
Consumer Discretionary (12.37%) Consumer Discretionary Select Sector SPDR (XLY)	178,366	10,814,331
Total Exchange Traded Funds (Identified Cost $79,580,182)		$85,846,672
TOTAL INVESTMENTS: 98.19% (Identified Cost $79,580,182)		$85,846,672
Cash & Equivalents: 1.85%		$1,619,243
Other Assets & Liabilities, Net: -.04%**		-$34,780
NET ASSETS: 100%		$87,431,135

The cost basis of investments for federal income tax purposes at September 30, 2013 is as follows:

Federal Tax Cost of Investments	$79,580,182

Unrealized Appreciation	$6,266,490
Unrealized Depreciation	$0
Net Unrealized Appreciation	$6,266,490

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

  Level 1: Quoted prices in active markets for identical securities.
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2012:

	Level 1	Level 2	Level 3
Exchange Traded Funds	$85,846,672	—	—
Total	$85,846,672	—	—

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	October 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	October 8, 2013

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for Institutional Investor Trust.